Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Loss Per Share

The computations of basic and dilutive loss per share of commons stock outstanding for the three and six months ended June 30, 2025 and 2024 are as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Net loss available to common shareholders	$(585,000)	$(6,119,000)	$(9,776,000)	$(8,486,000)
Basic and diluted weighted average of common stock outstanding	2,472,464	32,090	2,224,047	32,090
Loss per common share	$(0.24)	$(190.68)	$(4.40)	$(264.44)

Schedule of Diluted Weighted Average Number of Shares

The computation of the fully diluted weighted average number of shares of common stock outstanding for the three and six months ended June 30, 2025 and 2024 is as follows:

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Basic weighted average common shares outstanding	2,472,464	32,090	2,224,047	32,090
Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average of common shares outstanding	2,472,464	32,090	2,224,047	32,090

Previously Reported [Member]
Schedule of Basic and Diluted Loss Per Share

The computations of basic and dilutive loss per share of commons stock outstanding for the year ended December 31, 2024 and the nine months ended December 31, 2023 are as follows:

	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
Net loss available to common shareholders	$(23,257,000)	$(6,398,000)
Basic and fully diluted weighted average shares of common stock outstanding	65,722	24,323
Basic and fully diluted net loss per share of common stock	$(353.87)	$(263.04)

Schedule of Diluted Weighted Average Number of Shares

The computation of the fully diluted weighted average number of shares of common stock outstanding for the year ended December 31, 2024 and the nine months ended December 31, 2023 is as follows:

	Year Ended December 31, 2024	Nine Months Ended December 31, 2023
Basic weighted average common shares outstanding	65,722	24,323
Effect of dilutive stock options	-	-

Diluted weighted average of common shares outstanding	65,722	24,323